Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Class A	Ordinary Class B		Additional paid-in capital	Subscription receivables	Retained earnings (accumulated losses)	Accumulated other comprehensive income	Class A	Class B	Total
Balance at Dec. 31, 2022		$ 600	$ 400		$ 244,463	$ (243,770)	$ 682,722	$ 127,558			$ 811,973
Balance (in Shares) at Dec. 31, 2022	[1]	240,000	160,000
Settlement of subscription receivables by shareholders						243,770					243,770
Net income (loss)							937,609				937,609
Foreign currency translation adjustment								3,542			3,542
Balance at Dec. 31, 2023		$ 600	$ 400		244,463		1,620,331	131,100			1,996,894
Balance (in Shares) at Dec. 31, 2023	[1]	240,000	160,000
Net income (loss)							(431,544)				(431,544)
Net proceeds from initial public offerings		$ 63			3,339,520						3,339,583
Net proceeds from initial public offerings (in Shares)	[1]	25,300
Foreign currency translation adjustment								7,818			7,818
Balance at Dec. 31, 2024		$ 663	$ 400		3,583,983		1,188,787	138,918			4,912,751
Balance (in Shares) at Dec. 31, 2024	[1]	265,300	160,000
Net income (loss)							(7,322,805)				(7,322,805)
Net proceeds from placements		$ 6,250			12,337,879						12,344,129
Net proceeds from placements (in Shares)	[1]	2,500,000
Stock-based compensation to director and consultants		$ 350			1,231,650						1,232,000
Stock-based compensation to director and consultants (in Shares)		140,000		[1]
Net proceeds from initial public offerings (in Shares)									2,905,328	160,000
Foreign currency translation adjustment								(14,905)			(14,905)
Balance at Dec. 31, 2025		$ 7,263	$ 400		$ 17,153,512		$ (6,134,018)	$ 124,013			$ 11,151,170
Balance (in Shares) at Dec. 31, 2025	[1]	2,905,300	160,000

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.